CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S AND DROPDOWN COMPANIES' EQUITY (USD $) In Millions, unless otherwise specified	Total	Owner's Equity	Common Units	Subordinated Units	Seadrill	Total Before Non-controlling Interest [Member]	Noncontrolling Interest
Consolidated balance, beginning of period at Dec. 31, 2011	$ 1,055.2	$ 793.0	$ 0	$ 0	$ 153.2	$ 946.2	$ 109.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity	75.6	(6.4)			30.8	24.4	51.2
Elimination of equity transferred to the Company		(644.6)				(644.6)	644.6
Allocation of Company capital to unitholders		(288.5)	288.5
Issuance of 24,815,025 common units and 16,543,350 subordinated units in 2012 and net of 15.3 million transaction costs in 2013	221.4		221.4			221.4
Expenses related to IPO	(18.8)		(18.8)			(18.8)
Proceeds distributed back to Seadrill	(202.6)		(202.6)			(202.6)
Consolidated and Combined carve-out net income	293.6	146.5	5.6	3.7	42.8	198.6	95.0
Consolidated balance, end of period at Dec. 31, 2012	1,424.4	0	294.1	3.7	226.8	524.6	899.8
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity	(112.4)				(62.3)	(62.3)	(50.1)
Allocation of Company capital to unitholders	(140.9)		(39.2)	(25.2)		(64.4)	(76.5)
Issuance of 24,815,025 common units and 16,543,350 subordinated units in 2012 and net of 15.3 million transaction costs in 2013	464.8		464.8			464.8
Consolidated and Combined carve-out net income	415.4		53.4	33.7	57.3	144.4	271.0
Acquisition of dropdown companies from Seadrill	(1,794.0)				(831.5)	(831.5)	(962.5)
Deemed distribution to Seadrill for the acquisition of dropdown companies	1,306.6				609.7	609.7	696.9
Allocation of deemed distribution to Seadrill for the acquisition of dropdown companies	(1,306.6)		(609.7)			(609.7)	(696.9)
Equity contribution from Seadrill to Seadrill Operating LP	511.1						511.1
Units issued by Seadrill Capricorn Holdings LLC to Seadrill Limited	338.8						338.8
Common units issued to Seadrill for the acquisition of the T-16	106.9		106.9			106.9
Capital injection due to forgiveness of related party payables	40.5		9.9	6.6		16.5	24.0
Consolidated balance, end of period at Dec. 31, 2013	1,254.6	0	280.2	18.8	0	299.0	955.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of 24,815,025 common units and 16,543,350 subordinated units in 2012 and net of 15.3 million transaction costs in 2013	937.8		937.8			937.8
Consolidated and Combined carve-out net income	314.6		102.2	26.8	9.2	138.2	176.4
Purchase of non-controlling interest	(372.8)		(279.6)			(279.6)	(93.2)
Units issued by Seadrill Capricorn Holdings LLC to Seadrill Limited	570.3						570.3
Cash Distributions	(660.2)		(127.3)	(33.9)	(6.0)	(167.2)	(493.0)
Consolidated balance, end of period at Dec. 31, 2014	$ 2,044.3	$ 0	$ 913.3	$ 11.7	$ 3.2	$ 928.2	$ 1,116.1